Income tax expense - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Tax holiday effect	¥ 21,490	¥ 3,744	¥ 8,793
Basic
Income tax expense
Net income per share effect	¥ 0.02	¥ 0	¥ 0.01
Diluted
Income tax expense
Net income per share effect	¥ 0.02	¥ 0	¥ 0.01